Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	[1]	$ 561.6	$ 457.5	$ 469.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		383.0	319.1	305.4
Deferred income taxes		(24.8)	(24.1)	(0.8)
Undistributed income from equity method investments, net of dividends		1.0	(0.4)	(3.4)
Net change in:
Receivables and other assets, gross		(292.3)	(173.0)	(143.1)
Inventories, gross		(72.6)	(92.7)	(69.8)
Accounts payable and accrued expenses		271.2	230.4	106.9
Income taxes		15.9	9.2	3.3
Other, net		25.4	24.5	45.2
Net cash provided by operating activities		868.4	750.5	712.7
Investing activities
Expenditures for property, plant and equipment		(506.8)	(465.8)	(456.0)
Proceeds from sale of property, plant and equipment		8.2	16.2	2.6
Acquisition of intangible assets		(1.1)	(24.9)	(1.4)
Acquisition of businesses and interest in affiliates, net of cash acquired		(226.3)	(103.1)
Net proceeds from divestitures				2.4
Other			(13.5)	(0.6)
Net cash used in investing activities		(726.0)	(591.1)	(453.0)
Financing activities
Net decrease in short-term debt		(2.7)	(29.0)	(252.7)
Issuance of long-term debt				1,263.0
Repayments and other changes in long-term debt			(12.2)	(1.2)
Dividends paid to non-controlling interest		(1.7)		(4.9)
Dividends paid		(202.8)	(195.7)	(194.9)
Shares repurchased			(104.4)	(616.0)
Common stock options exercised		5.9	20.3	32.5
Capital contribution from non-controlling interest			1.6
Other, net		1.1	0.5	0.5
Net cash (used in) provided by financing activities		(200.2)	(318.9)	226.3
Effect of exchange rate changes on cash and cash equivalents		(49.0)	(36.0)	(75.3)
(Decrease) / Increase in cash and cash equivalents		(106.8)	(195.5)	410.7
Cash and cash equivalents at beginning of year		1,333.5	1,529.0	1,118.3
Cash and cash equivalents at end of year		$ 1,226.7	$ 1,333.5	$ 1,529.0

[1]	See Note 13 for further details - includes tax effects where applicable.